Contingencies, commitments and restrictions on the distribution of profits - Argentine Concession Agreement (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 1998 item	Dec. 31, 2020 ARS ($) item		Dec. 31, 2020 USD ($) item		Dec. 31, 2001
Schedule Of Commitment [Line Items]
Number of airports		52		52
Argentina | AA2000
Schedule Of Commitment [Line Items]
Number of airports	33	35	[1]	35	[1]
Initial term of concession agreement	30 years					20 years
Initial term of concession agreement extended						26 years
Concession agreement extension period	10 years	10 years		10 years
Percentage of entity's revenue		15.00%		15.00%
Percentage of previously deducted funds for deposit		30.00%		30.00%
Amount of concession contract fulfilment to whom guarantee sets up		$ 1,123.9		$ 13,360
Argentina | AA2000 | Fund to trust for development of argentine national airport system
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit		11.25%		11.25%
Argentina | AA2000 | Fund to study control and regulate argentine concession
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit		1.25%		1.25%
Argentina | AA2000 | Fund to trust for investment commitments for group a airports
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit		2.50%		2.50%

[1]	Includes Termas de Rio Hondo Airport, which is operated by AA2000 but is pending government approval to be included in the AA2000 concession.In 2020 AA2000 executed an amendment to the AA2000 Concession Agreement extending the concession term for additional ten years.Includes 2020 additional two-year extension.